ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS (Details textual) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Insurance Contracts Explanatory [Line Items]
Premium and other policies receivable	S/ 656,829	S/ 643,224
Insurance [Member]
Disclosure Of Insurance Contracts Explanatory [Line Items]
Unearned portion of premiums ceded to reinsurers	S/ 151,600	S/ 139,400